Share-based Compensation Plans - Schedule of Stock Option Activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Outstanding at beginning of the year (in shares)	335,448
Granted (in shares)	25,000	55,849
Exercised (in shares)	0
Cancelled or forfeited (in shares)	(62,686)
Outstanding at end of the year (in shares)	297,762	335,448
Exercisable (in shares)	232,385
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 158.98
Granted (in dollars per share)	2.36
Exercised (in dollars per share)	0
Cancelled or forfeited (in dollars per share)	140.44
Outstanding as of December 31, 2025	149.73	$ 158.98
Exercisable (in dollars per share)	$ 187.2
Weighted Average Remaining Contractual Term (years)
Weighted Average Remaining Contractual Term (Years)	4 years 10 months 24 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Term (Years)	4 years
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0